17010707

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC
SEP 20 2017
Washington, DC 20549
CERT NAS
File No. 001-38201

*Electronic Mail Only*

September 20th, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 11th, 2017 The Nasdaq Stock Market (the "Exchange") received from SECOO Holding Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, two
representing one ordinary share

Ordinary shares, par value US$ 0.001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery